Financial Risk Management	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management
Note 25 - Financial Risk Management

A.	Overview

The Group has exposure to the following risks from its use of financial instruments:

—          credit risk;
—          liquidity risk; and
—          market risk (including currency, interest and other market price risks).

B.	Risk management framework

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements.

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Board of Directors oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Board of Directors is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

C.	Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade and other receivables, as well as from cash and cash equivalents and investment in marketable securities.

Trade and other receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the Group’s customer base, including the default risk of the industry and country in which customers operate have only a small effect on the credit risk.

The Group establishes a provision for doubtful debts that represents its estimate of incurred losses in respect of trade and other receivables. The main components of this provision are specific loss components that relate to individually significant exposures.

Cash and cash equivalents and Investments
The Group limits its exposure to credit risk by holding cash and investing only in bank deposits and debentures and only with counterparties that have a credit rating of at least A+ according to the rating accepted in Israel. Given these high credit ratings, management does not expect any counterparty to fail to meet its obligations.

D.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting its financial obligations when due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses.

E.	Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk
The Group is exposed to currency risk arising primarily from exposure to NIS given that the significant portion of the expenses in respect of consultants, contractors and Israel salary expenses is denominated in NIS. In respect of other monetary assets and liabilities denominated in currency other than the Group’s functional currency, the Group ensures that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances.

The Company engages in derivative instruments transactions, such as options and forward contracts, for the purposes of hedging the Company’s NIS payments to local suppliers and for salaries in Israel. The Company’s hedging transactions are aimed to decrease a certain portion of the financial exposure risk of fluctuations in the exchange rates of the Company’s operating currency, which is the U.S. dollar against the NIS.

Interest rate risk
The Group is exposed to changes in interest rates, primarily possible changes in the risk-free market interest rate which may have an effect on the fair value of the Group’s short and long-term investments.